Award Timing Disclosure	12 Months Ended
Apr. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Equity Awards Close in Time to the Release of Material Nonpublic Information

Neither the Board nor the Compensation Committee takes material nonpublic information into account when determining the timing or terms of equity awards, including with respect to options, nor do we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Although we do not have a formal policy with respect to the timing of our equity award grants, we have generally granted such awards once a year to directors and executive officers and equity awards may be granted at other times during the year to newly hired or promoted employees, and in other special circumstances. In the fiscal year ended April 30, 2025, we did not grant any stock options, stock appreciation rights, or similar option-like instruments.

Award Timing Method	Although we do not have a formal policy with respect to the timing of our equity award grants, we have generally granted such awards once a year to directors and executive officers and equity awards may be granted at other times during the year to newly hired or promoted employees, and in other special circumstances.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false